Statutory and other information - Accumulated accrued benefits (Details) € in Millions	36 Months Ended
	Mar. 31, 2026 EUR (€) individual	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)
Michael O'Leary
Disclosure of transactions between related parties [line items]
Accumulated accrued benefits | €	€ 0.1	€ 0.1	€ 0.1
Non-executive directors
Disclosure of transactions between related parties [line items]
Number of individuals receiving pension contributions during the period | individual	0